Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Investments at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
	Fair Value as of December 31, 2025
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$938,916	$—	$938,916
Common/collective trust funds	—	18,660,013	18,660,013
Mutual funds	566,228	—	566,228
Self-directed brokerage account	487,501	—	487,501
Separate account:
Common stock	1,761,828	—	1,761,828
Common/collective trust funds	—	38,734	38,734
Other	57,391	—	57,391
Total	$3,811,864	$18,698,747	$22,510,611

	Fair Value as of December 31, 2024
(THOUSANDS OF DOLLARS)	Level 1	Level 2	Total
Pfizer Inc. common stock	$1,058,778	$—	$1,058,778
Common/collective trust funds	—	16,252,996	16,252,996
Mutual funds	838,470	—	838,470
Self-directed brokerage account	408,798	—	408,798
Separate account:
Common stock	1,686,294	—	1,686,294
Common/collective trust funds	—	24,669	24,669
Other	31,839	—	31,839
Total	$4,024,179	$16,277,664	$20,301,844